Schedule of Investments
(unaudited)
May 31, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
New York — 99.8%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/25 ..... USD 2,035 $ 2,080,118
Series 2023B , RB , 5.00% , 11/01/31 ..... 1,000 1,132,368
Series 2023B , RB , 5.00% , 11/01/32 ..... 1,000 1,147,927
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 3.31% , 06/06/24
(a)
.......... 3,130 3,130,000
Series 2019B , RB , 5.00% , 11/01/38 ..... 1,000 1,075,556
Series 2019B , RB , 5.00% , 11/01/39 ..... 715 766,889
Series 2019B , RB , 5.00% , 11/01/40 ..... 1,000 1,067,463
Series 2023A , RB , 5.00% , 11/01/42 ..... 1,230 1,367,815
Series 2019A , RB , 4.00% , 11/01/44 ..... 2,485 2,429,131
Series 2023A , RB , 5.00% , 11/01/44 ..... 1,000 1,100,630
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,300 1,408,640
Series 2019A , RB , 5.00% , 11/01/49 ..... 1,000 1,045,434
Series 2023A , RB , 5.00% , 11/01/53 ..... 1,335 1,434,018
Buffalo & Fort Erie Public Bridge Authority,
Series 2017, RB, 5.00%, 01/01/47 ...... 2,000 2,028,978
Buffalo Municipal Water Finance Authority
Series 2019A , RB , 5.00% , 07/01/48 ( AGM ) 1,750 1,774,801
Series 2021A , RB , 4.00% , 07/01/51 ( AGM ) 1,675 1,569,275
City of Albany, Series 2022, GO,
4.00%, 03/15/31 ................. 1,940 2,001,031
City of New York
Series E , GO , 5.00% , 08/01/24 ........ 470 470,927
Series C , GO , 5.00% , 08/01/25 ........ 275 279,650
Series 2018A , GO , 5.00% , 08/01/25 ..... 200 203,382
Series 2018C , GO , 5.00% , 08/01/25 ..... 390 396,595
Series A , GO , 5.00% , 08/01/26 ........ 250 253,499
Series 2022C , GO , 5.00% , 08/01/26 ..... 2,000 2,065,198
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 2,945 3,088,611
Series 2024D , GO , 5.00% , 04/01/28 ..... 1,500 1,587,606
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 825 877,679
Series 2018A , GO , 5.00% , 08/01/28 ..... 1,775 1,848,754
Series C , GO , 5.00% , 08/01/28 ........ 1,145 1,176,452
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 2,000 2,152,457
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 2,000 2,152,457
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,500 1,614,343
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 1,340 1,443,384
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 1,450 1,593,375
Series 2023B-1 , GO , 5.00% , 10/01/31 .... 1,000 1,104,128
Series 2024C , GO , 5.00% , 03/01/33 ..... 750 839,722
Series 2024D , GO , 5.00% , 04/01/33 ..... 2,255 2,526,959
Series 2015C , GO , 5.00% , 08/01/33 ..... 250 251,624
Series 2017A , GO , 5.00% , 08/01/33 ..... 500 509,889
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 565 577,613
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 2,000 2,051,277
Series 2023F-1 , GO , 5.00% , 08/01/34 .... 1,500 1,685,913
Series 2023-1 , GO , 5.00% , 08/01/34 ..... 2,500 2,809,855
Series 2024A , GO , 5.00% , 08/01/34 ..... 3,500 3,933,798
Series 2015FF-1 , GO , 5.00% , 06/01/35 ... 500 504,846
Series 2023B-1 , GO , 5.00% , 10/01/35 .... 2,905 3,233,551
Series 2019D-1 , GO , 5.00% , 12/01/35 ... 500 528,959
Series 2017A , GO , 5.00% , 08/01/37 ..... 500 508,852
Series 2021F-1 , GO , 4.00% , 03/01/38 .... 1,000 1,002,331
Series 2024D , GO , 5.00% , 04/01/39 ..... 1,440 1,598,396
Series 2019D-1 , GO , 5.00% , 12/01/39 ... 1,320 1,385,607
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 1,120 1,193,033
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 900 882,374
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 400 386,166
Series 2020A-1 , GO , 5.00% , 08/01/41 .... 800 842,603
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 3,000 3,311,666
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 1,000 964,420
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 250 253,802
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A-1 , GO , 5.00% , 09/01/42 .... USD 1,000 $ 1,080,654
Series 2024A , GO , 5.00% , 08/01/43 ..... 3,410 3,690,097
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 500 516,614
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 450 495,154
Series B-5 , GO , VRDN ( Barclays Bank plc
SBPA ), 4.00% , 05/30/24
(a)
.......... 800 800,000
Series 2024D , GO , 5.25% , 04/01/47 ..... 2,000 2,195,099
Series 2019D-4 , GO , VRDN ( State
Street Bank & Trust Co. SBPA ),
4.00% , 05/30/24
(a)
............... 1,250 1,250,000
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 750 552,801
Series 2024C , GO , 5.25% , 03/01/53 ..... 1,365 1,483,590
Series 2024D , GO , 5.25% , 04/01/54 ..... 2,000 2,172,194
City of Rochester, Series 2022II, GO,
5.00%, 08/01/31 ................. 1,000 1,103,086
City of Yonkers, Series 2019A, GO,
5.00%, 05/01/33 (BAM) ............ 280 302,419
County of Albany, Series 2018, GO,
4.00%, 04/01/29 ................. 125 125,912
County of Monroe
Series 2016B , GO , 5.00% , 06/01/24 ( AGM ) 565 565,000
Series 2018 , GO , 5.00% , 06/01/24 ( BAM ) . 220 220,000
Series 2021 , GO , 5.00% , 06/01/24 ...... 1,890 1,890,000
Series 2016B , GO , 5.00% , 06/01/26 ( AGM ) 250 257,829
Series 2021 , GO , 4.00% , 06/01/30 ...... 2,145 2,174,245
County of Nassau
Series 2016B , GO , 5.00% , 10/01/24 ..... 1,000 1,004,234
Series 2016B , GO , 5.00% , 10/01/25 ..... 830 847,150
Series 2017C , GO , 5.00% , 10/01/27 ..... 975 1,028,478
Series 2017C , GO , 5.00% , 10/01/31 ..... 1,065 1,116,905
Series 2018B , GO , 5.00% , 07/01/33 ( AGM ) 1,000 1,057,699
Series 2022A , GO , 5.00% , 04/01/37 ..... 2,000 2,227,574
Series 2022A , GO , 4.00% , 04/01/39 ..... 2,515 2,497,686
Series 2019B , GO , 5.00% , 04/01/49 ( AGM ) 1,000 1,050,652
Series 2023A , GO , 4.00% , 04/01/53 ..... 2,000 1,866,579
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 100 90,133
County of Suffolk
Series A , GO , 5.00% , 02/01/25 ( AGM ) ... 1,000 1,009,407
Series 2015C , GO , 5.00% , 05/01/25 ..... 2,575 2,577,134
Series 2021A , GO , 5.00% , 06/15/25 ( BAM ) 1,115 1,132,691
Series A , GO , 5.00% , 02/01/26 ( AGM ) ... 1,000 1,025,950
Series 2017D , GO , 4.00% , 10/15/28 ( BAM ) 1,000 1,019,380
County of Westchester
Series 2015B , GO , 5.00% , 11/15/24 ..... 125 125,803
Series 2018A , GO , 5.00% , 12/01/24 ..... 1,000 1,007,160
Series 2023A , GO , 5.00% , 12/01/26 ..... 2,000 2,085,406
Series 2022A , GO , 5.00% , 12/15/26 ..... 1,000 1,043,420
Series 2020A , GO , 5.00% , 10/15/28 ..... 1,000 1,076,456
Series 2021A , GO , 5.00% , 10/15/28 ..... 2,000 2,152,913
Series 2023A , GO , 4.00% , 12/01/34 ..... 2,000 2,115,787
Series 2022A , GO , 4.00% , 12/15/35 ..... 1,000 1,048,910
Dutchess County Local Development Corp.
Series 2017 , RB , 5.00% , 07/01/42 ...... 750 769,452
Series 2022 , RB , 5.00% , 07/01/52 ...... 1,000 1,016,673
Erie County Fiscal Stability Authority
Series 2017D , RB , 5.00% , 09/01/37 ..... 445 464,520
Series 2017D , RB , 5.00% , 09/01/38 ..... 130 135,376
Series 2017D , RB , 5.00% , 09/01/39 ..... 1,360 1,410,774
Erie County Industrial Development Agency
(The)
Series 2022A , RB , 5.00% , 05/01/26 ( SAW ) 350 360,205
Series 2021A , RB , 5.00% , 05/01/27 ( SAW ) 500 522,457
Series 2021A , RB , 5.00% , 05/01/29 ( SAW ) 1,000 1,077,009

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/25 ..... USD 550 $ 555,497
Series 2017A , RB , 5.00% , 02/15/26 ..... 1,750 1,796,242
Series 2017A , RB , 5.00% , 02/15/29 ..... 400 415,615
Series 2017A , RB , 5.00% , 02/15/30 ..... 1,100 1,142,583
Series 2017A , RB , 5.00% , 02/15/31 ..... 555 576,287
Series 2017A , RB , 5.00% , 02/15/33 ..... 500 518,785
Series 2022A , RB , 5.00% , 02/15/34 ..... 1,500 1,675,376
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,400 1,452,425
Series 2017A , RB , 4.00% , 02/15/36 ..... 1,930 1,950,810
Series 2017A , RB , 5.00% , 02/15/36 ..... 2,250 2,332,665
Series 2017A , RB , 5.00% , 02/15/38 ..... 500 516,476
Series 2017A , RB , 5.00% , 02/15/39 ..... 200 206,119
Series 2022A , RB , 4.00% , 02/15/41 ..... 1,745 1,732,967
Series 2017A , RB , 5.00% , 02/15/42 ..... 200 204,666
Series 2017A , RB , 5.00% , 02/15/45 ..... 650 663,923
Series 2017A , RB , 4.00% , 02/15/47 ( AGM ) 1,200 1,139,125
Long Island Power Authority
Series 2017 , RB , 5.00% , 09/01/24 ...... 910 912,647
Series 2019A , RB , 5.00% , 09/01/24 ..... 400 401,163
Series 2019A , RB , 5.00% , 09/01/25 ..... 700 713,088
Series 2017 , RB , 5.00% , 09/01/25 ...... 425 432,415
Series 2023E , RB , 5.00% , 09/01/26 ..... 100 103,494
Series 2021A , RB , 5.00% , 09/01/30 ..... 530 585,308
Series 2016B , RB , 5.00% , 09/01/30 ..... 965 995,263
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,465 1,565,437
Series 2017 , RB , 5.00% , 09/01/33 ...... 2,650 2,786,472
Series 2021A , RB , 5.00% , 09/01/35 ..... 1,115 1,241,162
Series 2014A , RB , 5.00% , 09/01/35 ..... 250 250,503
Series 2017 , RB , 5.00% , 09/01/35 ...... 1,550 1,627,216
Series 2019A , RB , 3.00% , 09/01/36 ..... 1,950 1,761,441
Series 2017 , RB , 5.00% , 09/01/36 ...... 1,000 1,048,360
Series 2021A , RB , 4.00% , 09/01/38 ..... 1,000 1,020,237
Series 2018 , RB , 5.00% , 09/01/38 ...... 2,370 2,508,389
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 510,151
Series 2017 , RB , 5.00% , 09/01/42 ...... 4,465 4,589,858
Series 2014A , RB , 5.00% , 09/01/44 ..... 1,490 1,492,157
Series 2015B , RB , 5.00% , 09/01/45 ..... 750 753,441
Series 2023E , RB , 5.00% , 09/01/48 ..... 2,000 2,152,290
Series 2019B , RB , VRDN 1.65% , 09/01/24
(a)
600 595,169
Series 2021B , RB , VRDN 1.50% , 09/01/26
(a)
80 74,781
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/24 ..... 500 502,476
Series 2018B , RB , 5.00% , 11/15/25 ..... 250 254,792
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 200 203,834
Series 2017B , RB , 5.00% , 11/15/26 ..... 750 774,720
Series 2006B , RB , 5.25% , 11/15/26 ( AGM ) 1,000 1,036,631
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 1,000 872,682
Series A-2 , RB , 5.00% , 11/15/27 ....... 1,255 1,307,379
Series 2017B , RB , 5.00% , 11/15/28 ..... 1,005 1,068,817
Series 2017C-2 , RB , 0.00% , 11/15/29
(b)
... 1,000 806,335
Series 2012A , RB , 0.00% , 11/15/30
(b)
.... 1,035 808,381
Series 2016D , RB , 5.00% , 11/15/30 ..... 500 515,514
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 1,200 1,257,784
Series 2024A , RB , 5.00% , 11/15/34 ..... 1,500 1,656,436
Series C-1 , RB , 5.00% , 11/15/34 ....... 350 356,318
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,000 1,987,610
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,040,782
Series 2016B , RB , 4.00% , 11/15/36 ..... 350 341,657
Series 2012E , RB , 4.00% , 11/15/38 ..... 25 24,999
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 510 498,836
Series 2017C-2 , RB , 0.00% , 11/15/39
(b)
... 245 121,821
Series 2014D-1 , RB , 5.00% , 11/15/39 .... 900 904,720
Series A-1 , RB , 5.00% , 11/15/40 ....... 1,330 1,342,374
Series 2019C , RB , 5.00% , 11/15/40 ..... 500 524,990
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015B , RB , 5.00% , 11/15/40 ..... USD 2,685 $ 2,709,980
Series 2017D , RB , 4.00% , 11/15/42 ..... 1,250 1,179,878
Series 2020A-1 , RB , 4.00% , 11/15/43 ( AGM ) 1,085 1,043,436
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 1,500 1,433,209
Series A-1 , RB , 5.00% , 11/15/44 ....... 70 70,038
Series 2014B , RB , 5.00% , 11/15/44 ..... 400 400,219
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 350 326,180
Series 2022A , RB , 5.00% , 11/15/46 ..... 1,000 1,069,901
Series B-1 , RB , 5.00% , 11/15/46 ....... 630 640,423
Series 2021A-1 , RB , 4.00% , 11/15/48 .... 1,500 1,372,583
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 1,000 919,353
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,000 1,022,694
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,000 911,365
Series 2019B , RB , 5.00% , 11/15/52 ..... 1,000 1,022,155
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 1,000 1,030,064
Series A-1 , RB , 5.25% , 11/15/56 ....... 200 202,853
Monroe County Industrial Development Corp.
Series 2020A , RB , 5.00% , 07/01/25 ..... 195 198,076
Series 2017C , RB , 5.00% , 07/01/28 ..... 110 114,967
Series 2017 , RB , 5.00% , 05/01/30 ( SAW ) . 485 507,316
Series A , RB , 5.00% , 07/01/32 ......... 280 293,141
Series 2018 , RB , 5.00% , 05/01/34 ( SAW ) . 4,350 4,614,344
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,284,335
Series 2017C , RB , 4.00% , 07/01/36 ..... 1,000 1,005,417
Series 2017D , RB , 4.00% , 07/01/36 ..... 900 902,280
Series 2017C , RB , 4.00% , 07/01/43 ..... 1,550 1,516,434
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,000 946,803
Series 2023A , RB , 5.00% , 07/01/53 ..... 1,000 1,066,421
MTA Hudson Rail Yards Trust Obligations,
Series 2016A, RB, 5.00%, 11/15/56 ..... 1,000 980,575
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/29 ..... 500 550,442
Series 2024A , RB , 5.00% , 11/15/29 ..... 1,500 1,651,325
Series 2021A , RB , 5.00% , 11/15/31 ..... 790 890,585
Series 2021A , RB , 4.00% , 11/15/32 ..... 1,000 1,056,460
Series 2021A , RB , 4.00% , 11/15/33 ..... 2,070 2,181,950
Series 2021A , RB , 5.00% , 11/15/33 ..... 305 343,032
Series 2021A , RB , 5.00% , 11/15/34 ..... 540 607,054
Series 2021A , RB , 4.00% , 11/15/35 ..... 245 256,523
Nassau County Sewer & Storm Water Finance
Authority, Series A, RB, 5.00%, 10/01/24 .. 100 100,430
New York City Municipal Water Finance
Authority
Series AA , RB , 5.00% , 06/15/24 ........ 250 250,077
Series 2020CC-2 , RB , 5.00% , 06/15/25 ... 810 822,861
Series 2018FF , RB , 5.00% , 06/15/25 .... 230 233,652
Series 2020BB-2 , RB , 5.00% , 06/15/26 ... 1,125 1,131,838
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 505 514,738
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 3,700 3,825,021
Series 2015DD , RB , 5.00% , 06/15/29 .... 1,000 1,000,364
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 1,310 1,439,586
Series 2020EE , RB , 5.00% , 06/15/31 .... 690 768,408
Series BB-2 , RB , 5.00% , 06/15/32 ...... 500 520,431
Series 2016 , RB , 4.00% , 06/15/33 ...... 250 250,063
Series 2015DD , RB , 5.00% , 06/15/36 .... 2,585 2,585,940
Series 2017EE , RB , 5.00% , 06/15/36 .... 500 519,900
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 3,000 3,037,093
Series 2015GG , RB , 5.00% , 06/15/37 .... 500 506,143
Series 2022EE , RB , 4.00% , 06/15/39 .... 1,305 1,309,562
Series 2014DD , RB , 5.00% , 06/15/39 .... 500 500,172
Series 2018EE , RB , 5.00% , 06/15/40 .... 300 311,941
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 1,500 1,486,895
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 500 497,557
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 3,400 2,648,605
Series 2024BB-2 , RB , 5.00% , 06/15/44 ... 500 542,095

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023DD , RB , 4.13% , 06/15/46 .... USD 1,500 $ 1,480,336
Series BB-1 , RB , 5.00% , 06/15/46 ...... 1,125 1,142,975
Series 2023DD , RB , 5.25% , 06/15/46 .... 2,915 3,192,368
Series 2013BB , RB , 4.00% , 06/15/47 .... 400 374,548
Series 2014CC-1 , RB , 5.00% , 06/15/47 ... 1,000 1,000,344
Series 2017DD , RB , 5.00% , 06/15/47 .... 1,500 1,526,291
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 750 765,652
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 1,070 1,109,654
Series 2015BB-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 4.00% , 05/30/24
(a)
....... 1,590 1,590,000
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 1,000 956,181
Series 2020DD-1 , RB , 4.00% , 06/15/50 ... 500 478,091
Series AA-1 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 4.05% , 05/30/24
(a)
... 2,250 2,250,000
Series AA-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 4.05% , 05/31/24
(a)
... 175 175,000
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 3,000 2,844,204
Series 2023CC , RB , VRDN ( Barclays Bank
plc SBPA ), 4.00% , 05/31/24
(a)
....... 1,000 1,000,000
New York City Transitional Finance Authority
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 2,000 2,254,350
Series 2024G-1 , RB , 5.00% , 05/01/36 .... 2,500 2,832,660
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 1,300 1,469,020
Series 2024B , RB , 5.00% , 05/01/38 ..... 1,000 1,112,438
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,570 4,983,208
Series 2024B , RB , 5.00% , 05/01/45 ..... 2,000 2,155,376
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 2,500 2,702,654
Series 2024F-1 , RB , 5.00% , 02/01/46 .... 2,500 2,691,275
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 115 120,798
Series 2022S-1A , RB , 5.00% , 07/15/30
( SAW ) ....................... 195 213,064
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 524,853
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 524,853
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 500 500,178
Series 2015S-2 , RB , 5.00% , 07/15/40 ( SAW ) 500 503,953
Series 2015S-1 , RB , 5.00% , 07/15/43 ( SAW ) 685 687,374
Series 2016S-1 , RB , 5.00% , 07/15/43 ( SAW ) 560 566,452
Series 2018S-3 , RB , 4.00% , 07/15/46 ( SAW ) 380 361,273
New York City Transitional Finance Authority
Future Tax Secured
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 500 510,816
Series 2021A , RB , 5.00% , 11/01/26 ..... 700 726,023
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 1,060 1,099,406
Series C , RB , 5.00% , 11/01/26 ......... 115 119,275
Series 2018-1 , RB , 5.00% , 11/01/27 ..... 340 357,701
Series C , RB , 5.00% , 11/01/27 ......... 500 509,082
Series 2019A-1 , RB , 5.00% , 08/01/28 .... 2,220 2,364,282
Series B-1 , RB , 5.00% , 11/01/28 ....... 500 509,428
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 140 149,699
Series 2016E-1 , RB , 5.00% , 02/01/29 .... 750 765,599
Series 2015B-1 , RB , 5.00% , 08/01/29 .... 500 500,833
Series C , RB , 5.00% , 11/01/29 ......... 1,000 1,035,487
Series B-1 , RB , 5.00% , 11/01/29 ....... 200 203,522
Series 2021-2 , RB , 5.00% , 08/01/30 ..... 2,720 2,967,343
Series 2015A-1 , RB , 5.00% , 08/01/31 .... 340 340,556
Series 2023B-1 , RB , 5.00% , 11/01/31 .... 1,290 1,426,426
Series 2017A-1 , RB , 5.00% , 05/01/32 .... 500 511,928
Series 2015B-1 , RB , 5.00% , 08/01/32 .... 885 886,432
Series 2015A-1 , RB , 5.00% , 08/01/33 .... 325 325,521
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018B-1 , RB , 5.00% , 08/01/33 .... USD 1,000 $ 1,036,044
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 1,000 1,036,044
Series 2015B-1 , RB , 5.00% , 08/01/33 .... 1,150 1,151,842
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 1,500 1,544,718
Series 2016E-1 , RB , 5.00% , 02/01/34 .... 500 508,057
Series 2015E-1 , RB , 5.00% , 02/01/35 .... 940 947,947
Series B-1 , RB , 5.00% , 08/01/35 ....... 1,120 1,181,878
Series B-1 , RB , 5.00% , 11/01/35 ....... 1,015 1,031,757
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 1,535 1,646,951
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 1,000 1,032,564
Series 2019A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,053,136
Series 2016A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,008,741
Series 2018A-2 , RB , 5.00% , 08/01/36 .... 1,000 1,035,319
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 1,875 1,923,504
Series 2021A , RB , 5.00% , 11/01/36 ..... 1,000 1,089,019
Series 2023B-1 , RB , 5.25% , 11/01/36 .... 1,500 1,697,920
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 200 205,557
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 1,000 1,087,406
Series 2014B-1 , RB , 5.00% , 11/01/37 .... 1,500 1,500,924
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 375 422,477
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 1,002,594
Series 2021G-1 , RB , 5.00% , 11/01/38 .... 1,250 1,354,414
Series 2016E-1 , RB , 5.00% , 02/01/39 .... 500 507,012
Series 2017A-1 , RB , 5.00% , 05/01/40 .... 1,000 1,015,356
Series 2015E-1 , RB , 5.00% , 02/01/41 .... 1,400 1,406,366
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,500 3,778,755
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 1,410 1,392,162
Series 2019B-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
4.05% , 05/31/24
(a)
............... 5,450 5,450,000
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 5,000 5,494,700
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 2,590 2,530,666
Series 2018A-3 , RB , 4.00% , 08/01/43 .... 3,400 3,277,703
Series C-3 , RB , 4.00% , 05/01/44 ....... 1,085 1,044,566
Series 2016E-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
4.05% , 05/31/24
(a)
............... 720 720,000
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 200 193,695
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 1,000 1,020,404
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 850 944,714
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 2,000 1,886,500
New York Convention Center Development
Corp.
Series 2015 , RB , 5.00% , 11/15/40 ...... 250 252,852
Series A , RB , 0.00% , 11/15/48
(b)
........ 500 145,304
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/26 ( AGM ) 505 525,524
Series 2022A , RB , 5.00% , 11/15/27 ( AGM ) 505 534,257
Series 2022A , RB , 5.00% , 11/15/31 ( AGM ) 1,125 1,264,773
Series 2020A , RB , 4.00% , 11/15/50 ..... 2,500 2,371,481
Series 2023A , RB , 5.00% , 11/15/53 ( AGM ) 1,240 1,332,207
Series 2020A , RB , 4.00% , 11/15/55 ..... 1,000 935,336
Series 2020A , RB , 4.00% , 11/15/60 ..... 800 737,976
New York State Dormitory Authority
Series B , RB , 5.00% , 10/01/24 ......... 190 190,827
Series 2018A , RB , 5.00% , 07/01/25 ..... 660 670,903
Series B , RB , 5.00% , 10/01/25 ......... 2,100 2,144,949
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 670 686,188
Series 2020A , RB , 5.00% , 07/01/26 ..... 5,000 5,174,361
Series 2019A , RB , 5.00% , 07/01/26 ..... 125 128,598
Series 2015A , RB , 5.00% , 07/01/26 ..... 300 304,602
Series 2017A , RB , 5.00% , 07/01/26 ..... 1,000 1,028,780
Series B , RB , 4.00% , 10/01/26 ......... 100 101,670
Series F , RB , 5.00% , 10/01/26 ( AGM, SAW ) 25 25,019
Series A-1 , RB , 5.00% , 10/01/26 ....... 305 317,016

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017B-1 , RB , 5.00% , 02/15/27 .... USD 420 $ 439,531
Series 2015E , RB , 4.00% , 03/15/27 ..... 400 403,726
Series B , RB , 5.00% , 10/01/27 ......... 510 526,296
Series A , RB , 5.00% , 10/01/27 ......... 510 539,495
Series 2016D , RB , 5.00% , 02/15/28 ..... 200 207,446
Series 2019D , RB , 5.00% , 02/15/28 ..... 1,000 1,057,030
Series 2015A , RB , 5.00% , 03/15/28 ..... 340 344,279
Series 2021B , RB , 5.00% , 07/01/28 ..... 1,000 1,058,896
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,330 1,390,109
Series 2018A , RB , 5.00% , 10/01/28 ..... 505 543,479
Series 2017A , RB , 5.00% , 02/15/29 ..... 920 951,590
Series 2015E , RB , 5.00% , 03/15/29 ..... 315 319,201
Series 2024A , RB , 5.00% , 10/01/29 ( AGM,
SAW )
(c)
...................... 1,000 1,078,071
Series 2014A , RB , 5.00% , 02/15/30 ..... 715 715,235
Series 2015A , RB , 5.00% , 03/15/30 ..... 400 402,950
Series 2018A , RB , 5.00% , 07/01/30 ..... 2,190 2,339,745
Series 2022A , RB , 5.00% , 07/01/30 ..... 1,000 1,069,440
Series 2015B , RB , 5.00% , 02/15/31 ..... 1,000 1,006,528
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 750 778,511
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,025 2,087,373
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,560 1,713,363
Series 2015A , RB , 5.00% , 03/15/31 ..... 1,000 1,007,299
Series 2015E , RB , 5.00% , 03/15/31 ..... 1,000 1,011,960
Series 2021E , RB , 5.00% , 03/15/32 ..... 420 466,637
Series A , RB , 5.00% , 03/15/32 ......... 340 340,102
Series 2002A-2 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
3.31% , 06/06/24
(a)
............... 500 500,000
Series 2016A , RB , 5.00% , 02/15/33 ..... 1,500 1,537,416
Series 2018A , RB , 5.00% , 03/15/33 ..... 800 828,623
Series 2020A , RB , 5.00% , 03/15/33 ..... 1,000 1,092,325
Series 2017 , RB , 4.00% , 07/01/33 ...... 465 468,093
Series 2017A , RB , 5.00% , 07/01/33 ..... 840 875,002
Series 2018A , RB , 5.00% , 07/01/33 ..... 650 693,649
Series 2023A , RB , 5.00% , 10/01/33 ..... 1,475 1,713,629
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 1,000 1,037,938
Series 2015B , RB , 5.00% , 02/15/34 ..... 500 503,264
Series 2019A , RB , 5.00% , 03/15/34 ..... 1,000 1,063,331
Series 2016A , RB , 5.00% , 03/15/34 ..... 1,900 1,948,092
Series 2018A , RB , 5.00% , 03/15/34 ..... 1,000 1,052,758
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,124,763
Series 2024A , RB , 5.00% , 10/01/34 ( AGM,
SAW )
(c)
...................... 1,800 2,008,992
Series 2020A , RB , 4.00% , 03/15/35 ..... 1,000 1,012,402
Series 2014C , RB , 5.00% , 03/15/35 ..... 500 500,164
Series 2015A , RB , 5.00% , 03/15/35 ..... 500 503,649
Series 2019A , RB , 5.00% , 07/01/35 ..... 2,335 2,520,045
Series 2017A , RB , 5.00% , 02/15/36 ..... 500 514,989
Series 2021A , RB , 5.00% , 03/15/36 ..... 1,000 1,096,042
Series 2021E , RB , 5.00% , 03/15/36 ..... 1,975 2,189,167
Series 2018C , RB , 5.00% , 03/15/36 ..... 1,000 1,052,246
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 500 517,707
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,000 1,061,407
Series 2018A , RB , 4.00% , 07/01/37 ..... 2,500 2,502,505
Series 2015B , RB , 5.00% , 02/15/38 ..... 500 502,679
Series 2018C , RB , 5.00% , 03/15/38 ..... 500 523,609
Series 2015A , RB , 4.00% , 07/01/38 ..... 720 710,617
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,000 1,059,594
Series 2023A , RB , 5.00% , 03/15/39 ..... 280 308,365
Series 2018A , RB , 5.25% , 03/15/39 ..... 725 770,178
Series 2009A , RB , VRDN 3.20% , 06/05/24
(a)
3,000 3,000,000
Series 2016A , RB , 5.00% , 02/15/40 ..... 500 507,612
Series 2019A , RB , 5.00% , 03/15/40 ..... 1,000 1,051,140
Security
Par (000)
Par (000) Value
New York (continued)
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... USD 400 $ 460,205
Series 2021E , RB , 3.00% , 03/15/41 ..... 2,000 1,641,268
Series 2017A , RB , 5.00% , 03/15/41 ..... 350 360,420
Series 2021A , RB , 3.00% , 07/01/41 ..... 1,750 1,440,407
Series 2018A , RB , 4.00% , 07/01/41 ..... 4,000 3,964,424
Series 2016A , RB , 4.00% , 07/01/41 ..... 500 490,773
Series 2016A , RB , 5.00% , 07/01/41 ..... 250 254,615
Series 2021E , RB , 4.00% , 03/15/42 ..... 825 804,567
Series 2022A , RB , 4.00% , 07/01/42 ..... 1,165 1,148,581
Series 2017B , RB , 5.00% , 02/15/43 ..... 1,000 1,028,750
Series 2016A , RB , 4.00% , 07/01/43 ..... 1,265 1,221,666
Series 2017A , RB , 5.00% , 03/15/44 ..... 105 107,866
Series A , RB , 5.00% , 03/15/44 ......... 500 500,150
Series 2023A-1 , RB , 5.00% , 03/15/45 .... 1,000 1,079,482
Series 2021B , RB , 3.00% , 07/01/45 ..... 750 566,963
Series 2019A , RB , 4.00% , 07/01/45 ..... 4,145 3,972,097
Series 2015A , RB , 5.00% , 07/01/45 ..... 5 5,075
Series 2015A , RB , 5.00% , 07/01/45 ..... 95 95,301
Series 2021E , RB , 4.00% , 03/15/46 ..... 1,000 952,630
Series 2020 , RB , 4.00% , 07/01/46 ...... 1,000 964,839
Series 2016A , RB , 5.00% , 07/01/46 ..... 250 251,866
Series A-2 , RB , 5.00% , 10/01/46 ....... 945 987,616
Series 2018A , RB , 4.00% , 03/15/47 ..... 500 477,699
Series 2021E , RB , 4.00% , 03/15/47 ..... 2,000 1,891,336
Series 2022A , RB , 4.00% , 07/01/47 ..... 310 282,551
Series A , RB , 5.00% , 10/01/47 ......... 300 342,971
Series 2020A , RB , 4.00% , 03/15/48 ..... 2,000 1,892,894
Series 2018A , RB , 5.00% , 07/01/48 ..... 285 291,834
Series 2018A , RB , 5.00% , 07/01/48 ..... 215 228,771
Series 2018A , RB , 5.00% , 10/01/48 ..... 500 570,620
Series 2019D , RB , 4.00% , 02/15/49 ..... 1,545 1,461,795
Series 2019C , RB , 4.00% , 07/01/49 ..... 500 473,664
Series 2019A , RB , 5.00% , 07/01/49 ..... 500 514,924
Series 2020A , RB , 4.00% , 07/01/50 ..... 2,030 1,937,634
Series 2020A , RB , 5.00% , 07/01/50 ..... 2,500 2,637,763
Series 2019B , RB , 5.00% , 07/01/50 ..... 500 518,567
Series 2020A , RB , 5.00% , 10/01/50 ..... 310 353,566
Series 2021A , RB , 3.00% , 03/15/51 ..... 1,780 1,307,172
Series 2020A , RB , 5.00% , 07/01/53 ..... 1,500 1,567,488
Series 2024A , RB , 5.50% , 07/01/54 ..... 4,305 4,832,091
New York State Environmental Facilities Corp.
Series 2017A , RB , 5.00% , 06/15/24 ..... 625 625,178
Series 2019B , RB , 5.00% , 06/15/24 ..... 250 250,071
Series 2019B , RB , 5.00% , 06/15/28 ..... 500 534,158
Series 2014A , RB , 5.00% , 06/15/29 ..... 1,345 1,345,878
Series 2021B , RB , 5.00% , 08/15/29 ..... 165 179,879
Series 2022B , RB , 5.00% , 09/15/29 ..... 500 545,814
Series 2024A , RB , 5.00% , 06/15/30 ..... 1,000 1,105,277
Series 2023B , RB , 5.00% , 06/15/31 ..... 125 140,040
Series 2021B , RB , 5.00% , 08/15/31 ..... 300 336,843
Series 2023B , RB , 5.00% , 06/15/32 ..... 500 566,854
Series 2022B , RB , 5.00% , 09/15/32 ..... 500 568,648
Series 2024A , RB , 5.00% , 06/15/34 ..... 1,000 1,159,914
Series 2014A , RB , 5.00% , 06/15/34 ..... 260 260,170
Series 2022B , RB , 5.00% , 09/15/34 ..... 500 567,314
Series 2017A , RB , 5.00% , 06/15/35 ..... 200 207,080
Series 2018A , RB , 5.00% , 06/15/35 ..... 365 386,496
Series 2022B , RB , 5.00% , 09/15/37 ..... 500 561,979
Series 2016A , RB , 5.00% , 06/15/41 ..... 1,000 1,016,102
Series 2022A , RB , 4.00% , 06/15/42 ..... 1,000 992,470
Series 2018B , RB , 5.00% , 06/15/43 ..... 1,000 1,041,295
Series 2019A , RB , 5.00% , 08/15/44 ..... 500 526,540
Series 2020A , RB , 4.00% , 06/15/45 ..... 1,095 1,064,328
Series 2017A , RB , 5.00% , 06/15/46 ..... 835 854,659

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017E , RB , 5.00% , 06/15/47 ..... USD 3,500 $ 3,579,391
Series 2024A , RB , 5.00% , 06/15/47 ..... 4,000 4,336,380
Series 2022B , RB , 5.00% , 09/15/47 ..... 3,185 3,413,252
Series 2019A , RB , 5.00% , 02/15/49 ..... 1,200 1,250,864
Series 2019B , RB , 4.00% , 06/15/49 ..... 500 479,607
Series 2023B , RB , 5.00% , 06/15/53 ..... 2,500 2,661,773
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/25 ......... 200 201,565
Series K , RB , 5.00% , 01/01/30 ......... 465 467,705
Series 2016A , RB , 5.00% , 01/01/31 ..... 100 101,762
Series K , RB , 5.00% , 01/01/31 ......... 250 251,426
Series K , RB , 5.00% , 01/01/32 ......... 340 341,939
Series L , RB , 5.00% , 01/01/35 ......... 810 855,357
Series L , RB , 4.00% , 01/01/36 ......... 500 506,569
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 1,500 1,530,014
Series 2019B , RB , 4.00% , 01/01/38 ..... 1,500 1,498,048
Series 2021A-1 , RB , 4.00% , 03/15/40 .... 1,500 1,477,687
Series 2019B , RB , 4.00% , 01/01/41 ..... 950 917,722
Series 2016A , RB , 5.00% , 01/01/46 ..... 500 503,701
Series N , RB , 3.00% , 01/01/49 ......... 500 367,293
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,326,759
Series 2016A , RB , 4.00% , 01/01/51 ..... 585 520,146
Series 2016A , RB , 5.00% , 01/01/51 ..... 600 603,170
Series 2021A-1 , RB , 4.00% , 03/15/52 .... 775 731,919
Series 2022C , RB , 5.00% , 03/15/54 ..... 500 528,403
Series 2016A , RB , 5.25% , 01/01/56 ..... 2,765 2,796,715
Series 2021A-1 , RB , 4.00% , 03/15/56 .... 3,000 2,785,526
Series 2022C , RB , 4.13% , 03/15/56 ..... 2,000 1,889,692
Series 2021A-1 , RB , 4.00% , 03/15/59 .... 1,000 920,603
New York State Urban Development Corp.
Series 2021A , RB , 5.00% , 03/15/25 ..... 500 505,672
Series 2016A , RB , 5.00% , 03/15/27 ..... 155 159,211
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,000 1,043,252
Series 2017C , RB , 5.00% , 03/15/27 ..... 285 297,327
Series 2015A , RB , 5.00% , 03/15/29 ..... 750 760,379
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,530 5,723,198
Series 2020C , RB , 5.00% , 03/15/31 ..... 575 632,568
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,285 1,415,427
Series 2016A , RB , 5.00% , 03/15/31 ..... 400 407,360
Series 2017A , RB , 5.00% , 03/15/32 ..... 500 516,804
Series 2023A , RB , 5.00% , 03/15/34 ..... 1,500 1,717,939
Series 2016A , RB , 5.00% , 03/15/35 ..... 200 203,404
Series 2015A , RB , 5.00% , 03/15/35 ..... 350 354,230
Series 2020E , RB , 4.00% , 03/15/36 ..... 1,000 1,011,109
Series 2020C , RB , 5.00% , 03/15/38 ..... 2,000 2,172,396
Series 2020A , RB , 4.00% , 03/15/39 ..... 1,000 991,449
Series 2017C , RB , 5.00% , 03/15/39 ..... 500 517,315
Series 2020E , RB , 3.00% , 03/15/40 ..... 500 415,093
Series 2020A , RB , 4.00% , 03/15/40 ..... 1,000 981,945
Series 2020C , RB , 4.00% , 03/15/45 ..... 2,500 2,398,557
Series 2020C , RB , 5.00% , 03/15/47 ..... 1,000 1,047,924
Series 2023A , RB , 5.00% , 03/15/51 ..... 1,500 1,598,755
Series 2023A , RB , 5.00% , 03/15/55 ..... 2,500 2,640,344
Series 2023A , RB , 5.00% , 03/15/63 ..... 2,000 2,099,751
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/39 ...... 1,000 1,065,698
Series 2019 , RB , 5.00% , 12/01/40 ...... 500 530,288
Series 2019 , RB , 5.00% , 12/01/43 ...... 500 525,491
Series 2019 , RB , 4.00% , 12/01/47 ...... 1,000 954,748
Series 2019 , RB , 4.00% , 12/01/49 ...... 500 475,124
Onondaga County Water Authority, Series
2019A, RB, 3.00%, 09/15/44 ......... 1,000 782,405
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/24 ....... 125 125,167
Series 209 , RB , 5.00% , 07/15/25 ....... 750 762,845
Security
Par (000)
Par (000) Value
New York (continued)
RB , 5.00% , 11/15/25 ............... USD 1,000 $ 1,022,680
Series 85 , RB , 5.38% , 03/01/28 ........ 315 326,804
Series 189 , RB , 5.00% , 05/01/28 ....... 330 333,898
Series 194 , RB , 5.00% , 10/15/28 ....... 525 534,430
Series 230 , RB , 4.00% , 12/01/28 ....... 250 257,637
Series 222 , RB , 5.00% , 07/15/29 ....... 520 564,093
Series 194 , RB , 5.00% , 10/15/29 ....... 1,000 1,017,827
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,562,766
Series 212 , RB , 5.00% , 09/01/32 ....... 1,000 1,081,874
Series 244 , RB , 5.00% , 07/15/33 ....... 1,400 1,599,310
Series 222 , RB , 5.00% , 07/15/33 ....... 500 549,978
Series 213 , RB , 5.00% , 09/01/33 ....... 1,000 1,080,798
Series 184 , RB , 5.00% , 09/01/34 ....... 250 250,620
Series 194 , RB , 5.00% , 10/15/34 ....... 1,000 1,016,891
Series 209 , RB , 5.00% , 07/15/35 ....... 500 527,532
Series 184 , RB , 5.00% , 09/01/36 ....... 400 400,962
Series 217 , RB , 4.00% , 11/01/39 ....... 1,750 1,764,093
Series 243 , RB , 5.00% , 12/01/39 ....... 1,300 1,461,410
Series 183 , RB , 4.00% , 12/15/40 ....... 400 386,568
Series 244 , RB , 5.00% , 07/15/41 ....... 1,860 2,065,864
Series 194 , RB , 5.00% , 10/15/41 ....... 500 506,312
Series 211 , RB , 4.00% , 09/01/43 ....... 750 726,525
Series 183 , RB , 4.00% , 06/15/44 ....... 250 239,594
Series 216 , RB , 4.00% , 09/01/45 ....... 1,000 972,450
Series 198 , RB , 5.00% , 11/15/46 ....... 1,000 1,007,122
Series 217 , RB , 4.00% , 11/01/49 ....... 555 535,930
Series 224 , RB , 4.00% , 07/15/51 ....... 1,500 1,424,272
Series 240 , RB , 5.00% , 07/15/53 ....... 1,145 1,222,312
Series 198 , RB , 5.25% , 11/15/56 ....... 500 505,730
Series 200 , RB , 5.00% , 04/15/57 ....... 500 511,478
Series 224 , RB , 4.00% , 07/15/61 ....... 1,500 1,390,537
Sales Tax Asset Receivable Corp.
Series 2015A , RB , 5.00% , 10/15/28 ..... 3,250 3,266,025
Series 2015A , RB , 5.00% , 10/15/29 ..... 1,570 1,577,741
Series 2015A , RB , 5.00% , 10/15/30 ..... 1,440 1,447,100
Saratoga County Water Authority, Series 2016,
RB, 4.00%, 09/01/48 .............. 4,600 4,374,629
State of New York
Series 2018A , GO , 5.00% , 02/15/25 ..... 1,000 1,010,211
Series 2021A , GO , 5.00% , 03/15/27 ..... 500 523,904
Series 2023A , GO , 5.00% , 03/15/30 ..... 500 553,477
Series 2021A , GO , 5.00% , 03/15/31 ..... 500 562,328
Series 2023A , GO , 5.00% , 03/15/32 ..... 1,000 1,140,308
Series 2023A , GO , 5.00% , 03/15/33 ..... 500 577,601
Series 2023A , GO , 5.00% , 03/15/35 ..... 500 575,318
Series 2023A , GO , 5.00% , 03/15/36 ..... 500 572,832
Series 2023A , GO , 5.00% , 03/15/38 ..... 500 565,065
Series 2023A , GO , 5.00% , 03/15/39 ..... 750 841,275
Series 2023A , GO , 5.00% , 03/15/41 ..... 500 553,881
Suffolk County Water Authority
Series 2014A , RB , 5.00% , 06/01/24 ..... 275 275,000
Series 2014A , RB , 5.00% , 06/01/25 ..... 15 15,015
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,915 1,929,056
Series 2015A , RB , 4.00% , 06/01/39 ..... 500 490,855
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,485 3,430,260
Series 2020B , RB , 3.00% , 06/01/44 ..... 610 491,054
Syracuse Industrial Development Agency
Series 2019A , RB , 5.00% , 05/01/31 ( SAW ) 500 523,047
Series 2019A , RB , 5.00% , 05/01/32 ( SAW ) 130 135,840
Series 2019A , RB , 4.00% , 05/01/33 ( SAW ) 505 511,560
Town of Brookhaven
Series 2020 , GO , 4.00% , 07/15/24 ...... 115 115,036
Series 2015 , GO , 5.00% , 05/01/27 ...... 600 608,977
Series 2016 , GO , 4.00% , 03/15/28 ...... 250 250,316

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Town of Hempstead
Series 2018A , GO , 5.00% , 06/15/27 ..... USD 125 $ 129,429
Series 2021 , GO , 5.00% , 06/15/28 ...... 1,000 1,074,529
Town of Oyster Bay
Series 2020 , GO , 4.00% , 11/01/24 ( BAM ) . 200 200,259
Series 2018B , GO , 3.00% , 02/01/25 ( AGM ) 1,370 1,360,066
Series 2021 , GO , 4.00% , 03/01/26 ( AGM ) . 1,195 1,206,964
Series 2021A , GO , 2.00% , 03/01/33 ( AGM ) 2,000 1,563,422
Triborough Bridge & Tunnel Authority
Series 2018B , RB , 5.00% , 11/15/24 ..... 250 251,517
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 180 188,996
Series 2022B , RB , 5.00% , 05/15/28 ..... 1,000 1,060,710
Series B , RB , 5.00% , 11/15/28 ......... 235 251,643
Series 2023A , RB , 5.00% , 11/15/29 ..... 1,000 1,086,721
Series 2023C , RB , 5.00% , 11/15/30 ..... 1,000 1,102,920
Series 2024B-2 , RB , 5.00% , 05/15/31 .... 1,000 1,106,833
Series 2023A , RB , 4.00% , 11/15/31 ..... 625 651,797
Series B , RB , 5.00% , 11/15/31 ......... 1,000 1,042,110
Series 2001C , RB , VRDN ( Barclays Bank
plc LOC ), 4.00% , 05/31/24
(a)
........ 1,000 1,000,000
Series 2013A , RB , 0.00% , 11/15/32
(b)
.... 200 139,774
Series 2012B , RB , 0.00% , 11/15/32
(b)
.... 700 493,273
Series 2023C , RB , 5.00% , 11/15/32 ..... 1,000 1,127,050
Series 2005B-3 , RB , VRDN ( Bank of
America NA LOC ), 3.97% , 05/30/24
(a)
.. 1,100 1,100,000
Series B , RB , 5.00% , 11/15/35 ......... 325 336,797
Series B , RB , 5.00% , 11/15/37 ......... 1,685 1,740,771
Series 2023C , RB , 5.00% , 11/15/38 ..... 1,000 1,114,749
Series B , RB , 5.00% , 11/15/38 ......... 250 257,664
Series 2015A , RB , 5.00% , 11/15/40 ..... 250 252,010
Series 2023C , RB , 5.25% , 11/15/42 ..... 1,000 1,115,352
Series 2019A , RB , 5.00% , 11/15/43 ..... 665 693,631
Series 2018A , RB , 5.00% , 11/15/43 ..... 500 516,895
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(a)
............... 1,025 943,461
Series 2016A , RB , 5.00% , 11/15/46 ..... 1,375 1,387,547
Series 2020A , RB , 5.00% , 11/15/49 ..... 2,500 2,618,305
Series 2022A , RB , 4.00% , 05/15/51 ..... 1,000 942,173
Series 2022A , RB , 5.00% , 05/15/52 ..... 250 287,866
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 780 850,628
Series 2020A , RB , 4.00% , 11/15/54 ..... 1,245 1,169,705
Series 2021A , RB , 5.00% , 11/15/56 ..... 500 522,025
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A-1 , RB , 5.00% , 05/15/49 .... 2,770 2,975,318
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 1,500 1,614,255
Trust for Cultural Resources of The City of New
York (The)
Series 2018A , RB , 5.00% , 01/01/34 ..... 1,000 1,074,519
Series 2018A , RB , 5.00% , 01/01/37 ..... 500 535,238
Series 2018A , RB , 5.00% , 01/01/38 ..... 500 532,946
United Nations Development Corp., Series
2019A, RB, 5.00%, 07/01/26 ......... 125 129,054
Utility Debt Securitization Authority
Series 2015 , RB , 5.00% , 06/15/27 ...... 745 756,873
Series 2016A , RB , 5.00% , 06/15/27 ..... 1,000 1,015,937
Series 2023TE-1 , RB , 5.00% , 06/15/28 ... 1,000 1,032,166
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 180 189,767
Series 2023TE-1 , RB , 5.00% , 12/15/31 ... 1,000 1,090,871
Series 2015 , RB , 5.00% , 12/15/32 ...... 2,025 2,062,812
Series 2015 , RB , 5.00% , 12/15/33 ...... 400 407,469
Series 2022TE-1 , RB , 5.00% , 12/15/33 ... 1,500 1,695,642
Series 2022TE-1 , RB , 5.00% , 12/15/34 ... 1,000 1,145,421
Series 2016B , RB , 4.00% , 12/15/35 ..... 1,455 1,465,660
Series 2016A , RB , 5.00% , 12/15/35 ..... 1,195 1,221,965
Series 2015 , RB , 5.00% , 12/15/35 ...... 600 610,665
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015 , RB , 5.00% , 12/15/36 ...... USD 150 $ 152,442
Series 2015 , RB , 5.00% , 12/15/37 ...... 750 761,653
Series 2017 , RB , 5.00% , 12/15/39 ...... 1,200 1,250,608
Series 2023TE-1 , RB , 5.00% , 12/15/41 ... 6,000 6,767,086
Series 2023TE-2 , RB , 5.00% , 12/15/45 ... 1,000 1,104,522
Series 2023TE-2 , RB , 5.00% , 06/15/53 ... 1,000 1,081,612
Western Nassau County Water Authority
Series 2021A , RB , 4.00% , 04/01/46 ..... 1,145 1,069,295
Series 2021A , RB , 4.00% , 04/01/51 ..... 1,255 1,144,642
707,348,758
Total Long-Term Investments — 99 .8%
(Cost: $ 728,715,933 ) .............................. 707,348,758
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.26%
(d) (e)
......... 171,136 171,153
Total Short-Term Securities — 0 .0%
(Cost: $ 171,153 ) ................................. 171,153
Total Investments — 99 .8%
(Cost: $ 728,887,086 ) .............................. 707,519,911
Other Assets Less Liabilities — 0.2% .................... 1,532,588
Net Assets — 100.0% ...............................
$ 709,052,499
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
New York Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
Shares
Held at
05/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 731,756 $ — $ (560,603)
(a)
$ — $ — $ 171,153 171,136 $ 6,261 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 707,348,758 $ — $ 707,348,758
Short-Term Securities
Money Market Funds ...................................... 171,153 — — 171,153
$ 171,153 $ 707,348,758 $ — $ 707,519,911
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SAW State Aid Withholding
VRDN Variable Rate Demand Notes